Geographical Information	12 Months Ended
Dec. 31, 2024
Geographical Information [Abstract]
GEOGRAPHICAL INFORMATION
NOTE 30:	GEOGRAPHICAL INFORMATION

Reportable segment

The reporting segments are identified on the basis of information that is reviewed by the chief operating decision maker (“CODM”) to make decisions about resources to be allocated and to assess performance. Accordingly, for Management purposes, the Company is organized into one operating segment which meets the definition of a reportable segment, cryptocurrency Mining, which is the operation of data centers that support the validation and verification of transactions on the BTC blockchain, earning cryptocurrency for providing these services, as described in Note 1.

Revenues

Revenues* by country are as follows:

	Year ended December 31,
	2024	2023
North America
Canada	116,846	104,434
United States	16,428	15,966
	133,274	120,400
South America
Paraguay	25,960	6,916
Argentina	33,647	19,050
	59,607	25,966
	192,881	146,366

*Revenues are presented based on the geographical contribution of computational power used for hashing calculations (measured by hashrate) or sales to external customers. During the years ended December 31, 2024 and 2023, the Company earned 97% and 97% of its revenues, respectively, from one Mining pool operator. The Company has the ability to switch Mining Pools or to mine independently at any time.

Property, Plant and Equipment and other non-current assets

The net book value of property, plant and equipment and other non-current assets (excluding financial assets and deferred tax assets) by country is as follows:

	As of December 31,			As of December 31,
	2024			2023
	PPE	Other	Total non-current assets	PPE	Other	Total non-current assets
North America
Canada	117,615	54,291	171,906	101,454	48,974	150,428
United States	62,854	15,491	78,345	18,154	2,038	20,192
	180,469	69,782	250,251	119,608	51,012	170,620
South America
Paraguay	112,452	12,594	125,046	11,747	6,041	17,788
Argentina	55,604	1,050	56,654	54,657	5,399	60,056
	168,056	13,644	181,700	66,404	11,440	77,844
	348,525	83,426	431,951	186,012	62,452	248,464